Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) businessAcquired	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Number of non owned sites (in sites)	66
Number of national priority list (in sites)	16
Number of sites not named as a potentially responsible party (PRP) the company's liability has been resolved or has been deemed de minimis (in sites)	60
Incurred and claims to be resolved over extended period of time	30 years
Environmental reserves | $	$ 32	$ 32
Guarantees at carrying value | $	$ 615	$ 453